Commitments and Contingencies (Details Narrative)			1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Aug. 01, 2023 USD ($) ft²	Jan. 01, 2022 USD ($) ft²	Apr. 30, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 03, 2021 ft²
Loss Contingencies [Line Items]
Finance Lease, Liability								$ 0
Area of Land | ft²		5,778								5,778
Lessee, operating lease, term of contract		39 months
Operating Lease, Payments		$ 21,773			$ 52,373	$ 51,461		251,403	$ 246,538
Payments for rent									14,743
Lease right of use asset									735,197
Number of shares granted, value					$ 147,334	116,250		$ 1,215,365	$ 1,309,524
Closing trading price, maximum | $ / shares					$ 0.00001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								254,824	71,558
Shares remain unvested | shares					65,000			65,000
Payment of financing and stock issuance costs						25,308		$ 25,308
Total monthly lease payment		$ 21,773
Stock vested, value								$ 23,920
Number of shares granted | shares									71,558
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares					32,500			32,500
Share-Based Payment Arrangement, Tranche One [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares					32,500			32,500
Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares								65,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Shares remain unvested | shares								32,500
Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares granted, value								$ 65	$ 5
Closing trading price, maximum | $ / shares									$ 24.08
Payment of financing and stock issuance costs								$ 717,600
Number of shares granted | shares						6,510		672,464	45,932
Number of shares issued for services | shares					939			100,000	4,268
Common Stock [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares								$ 3.06
Common Stock [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares								$ 3.53
Common Stock [Member] | Non Independent Director [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures | shares				10,417
Number of shares granted, value				$ 40,000
Closing trading price, maximum | $ / shares				$ 3.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value								$ 665,600
Stock issuance cost								52,000
Common stock vested, shares | shares				10,417
Common stock received, value				$ 40,000
Stock vested, value								665,600
Common Stock [Member] | Non Independent Director [Member] | Employment Agreement [Member]
Loss Contingencies [Line Items]
Stock issuance cost								$ 65,000
Common Stock [Member] | Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares			$ 2.56
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			325,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture			$ 832,000
Shares remain unvested | shares								260,000
Stock issuance cost								$ 52,000
Payment of financing and stock issuance costs								$ 717,600
Common stock vested, shares | shares			325,000					260,000
Stock vested, value			$ 832,000
Common Stock [Member] | Board Of Directors [Member]
Loss Contingencies [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								220,840
Stock issuance cost							$ 207,083	$ 238,334
Number of shares granted | shares								220,840
Number of shares issued for services | shares							207,083	238,334
Common Stock [Member] | Board Of Directors [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares								$ 1.98
Common Stock [Member] | Board Of Directors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Closing trading price, maximum | $ / shares								$ 2.21
Common Stock [Member] | Board Of Directors Member [Member]
Loss Contingencies [Line Items]
Number of shares granted, value								$ 455,000
Shares Issued, Value, Share-Based Payment Arrangement, before Forfeiture								455,000
Avishai Vaknin [Member]
Loss Contingencies [Line Items]
Area of Land | ft²	1,200
Lessee, operating lease, term of contract	48 months
Operating Lease, Payments	$ 6,955				$ 20,865			34,775
Lease right of use asset								316,557
Lease right of use asset	316,557				$ 268,009			$ 286,397
Total monthly lease payment	$ 6,955